Income Taxes (Narrative) (Details) - subsidiaries	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Number of subsidiaries in China	13
Effective tax rate for continuing operations	(5.00%)	(0.20%)	(37.00%)
Statutory rate	25.00%	25.00%	25.00%
CHINA [Member]
Income Taxes [Line Items]
Number of subsidiaries in China	5
Statutory rate	25.00%
INDIA [Member]
Income Taxes [Line Items]
Statutory rate	42.024%